Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 181	$ 0
Current portion of derivative liabilities (note 8)	(571)	(289)
Derivative liabilities (note 8)	0	(597)
Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	181	0
Current portion of derivative liabilities (note 8)	(571)	(289)
Derivative liabilities (note 8)	0	(597)
Reported Value Measurement [Member] | Interest rate swap agreement
Derivatives, Fair Value [Line Items]
Derivative Assets	181	0
Current portion of derivative liabilities (note 8)	(301)	289
Derivative liabilities (note 8)	0	$ (597)
Reported Value Measurement [Member] | Forward freight agreements
Derivatives, Fair Value [Line Items]
Derivative Assets	0
Current portion of derivative liabilities (note 8)	(270)
Derivative liabilities (note 8)	$ 0